Stockholders' Equity	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity [Line Items]
Stockholders' Equity

NOTE 8. STOCKHOLDERS’ EQUITY

Class A Common Stock — The Company is authorized to issue 50,000,000 shares of Class A common stock with a par shares value of $0.0001 per share. At December 31, 2020, there were 1,715,792 shares of Class A common stock issued and outstanding, excluding 9,784,208 shares of Class A common stock subject to possible redemption.

Class B Common Stock — The Company is authorized to issue 12,500,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of the Company’s Class B common stock are entitled to one vote for each share. At December 31, 2020, there were 2,875,000 shares of Class B common stock issued and outstanding.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the initial business combination, or earlier at the option of the holder, on a one-for-one basis (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as described herein). In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of the initial business combination (including pursuant to a specified future issuance), the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the then-outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance, including pursuant to a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the Company’s initial business combination (excluding any shares or equity-linked securities issued or issuable to any seller in the initial business combination).

Preferred stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At December 31, 2020, there were no shares of preferred stock issued or outstanding.

Note 7 — Stockholders’ Equity

Class A Common Stock — The Company is authorized to issue 50,000,000 shares of Class A common stock with a par shares value of $0.0001 per share. June 30, 2021 and December 31, 2020, there were 11,500,000 shares of Class A common stock issued or outstanding. Of the outstanding shares of Class A common stock, 9,678,938 and 9,784,208 were subject to possible redemption at June 30, 2021 and December 31, 2020, respectively, and therefore classified outside of permanent equity.

Class B Common Stock — The Company is authorized to issue 12,500,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of the Company’s Class B common stock are entitled to one vote for each share. As of June 30, 2021 and December 31, 2020, 2,875,000 shares of Class B common stock were issued and outstanding.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the initial business combination, or earlier at the option of the holder, on a one-for-one basis (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as described herein). In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of the initial business combination (including pursuant to a specified future issuance), the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the then-outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance, including pursuant to a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with our initial business combination (excluding any shares or equity-linked securities issued or issuable to any seller in the initial business combination). The Sponsor waived such anti-dilution adjustments in connection with the proposed business combination with DocGo.

Preferred stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Ambulnz, Inc. [Member]
Stockholders' Equity [Line Items]
Stockholders' Equity

11. Equity

Preferred Stock

On May 23, 2019, Series A preferred stock was formed, and 40,000 shares were authorized. Each share of Series A preferred stock is convertible into Class A common stock at a conversion price of $3,000 per share, subject to adjustment as defined in the articles of incorporation.

Series A preferred stockholders have voting rights equivalent to the number of common stock shares issuable upon conversion. The Series A preferred stockholders are entitled to non-cumulative dividends equal to 8% of the original issue price as defined in the agreement when declared by the board of directors.

The holders of the Series A preferred stock have preferential liquidation rights and rank senior to the holders of common stock. If a liquidation were to occur, the holders of the Series A preferred stock will be paid an amount equal to $3,000 per share, subject to adjustment as defined in the articles of incorporation, plus all accrued and unpaid dividends thereon. After the payment of the Series A preferred stockholders, the common stockholders will be paid out on a pro-rate basis.

Common Stock

On November 1, 2017, the Company converted its legal structure from a limited liability company to a corporation and converted its membership units into shares of common stock at a rate of 1,000 shares per membership unit. The total authorized number of shares of common stock converted was 100,000 shares, comprised of 35,597 shares of Class A common stock and 64,402 shares of Class B common stock.

On May 23, 2019, the Company amended and restated its articles of incorporation and the total authorized common shares increased to 154,503 shares, comprised of 78,000 shares of Class A common stock and 76,503 shares of Class B common stock. The Class A common stockholders have voting rights equivalent to one vote per share of common stock and the Class B common stockholders have no voting rights. Dividends may be paid to the common stockholders out of funds legally available, when declared by the board of directors.

Warrants

On February 15, 2018, the Company issued a warrant to purchase 1,367 shares of Class B Common Stock at a purchase price of $0.01 per share to an investor in conjunction with a capital investment. The warrant has no expiration date. The fair value on the date of issuance was $5,400 per share for a total fair value of $7,381,800. On May 23, 2019, this warrant was exchanged for a warrant to purchase 2,461 shares of Series A Preferred Stock at a purchase price of $0.01 per share. The exchanged warrant has no expiration date, with a fair value on the date of issuance of $3,000 per share for a total fair value of $7,383,000.

On June 5, 2019, the Company issued a warrant to purchase 667 shares of Series A Preferred Stock at a purchase price of $3,000 per share to an investor in conjunction with a capital investment. The warrant expires on June 6, 2029. The fair value on the date of issuance was $2,078 per warrant for a total fair value of $1,386,026.

11. Equity

Preferred Stock

On May 23, 2019, Series A preferred stock was formed, and 40,000 shares were authorized. Each share of Series A preferred stock is convertible into Class A common stock at a conversion price of $3,000 per share, subject to adjustment as defined in the articles of incorporation.

Series A preferred stockholders have voting rights equivalent to the number of common stock shares issuable upon conversion. The Series A preferred stockholders are entitled to non-cumulative dividends equal to 8% of the original issue price as defined in the agreement when declared by the board of directors.

The holders of the Series A preferred stock have preferential liquidation rights and rank senior to the holders of common stock. If a liquidation were to occur, the holders of the Series A preferred stock will be paid an amount equal to $3,000 per share, subject to adjustment as defined in the articles of incorporation, plus all accrued and unpaid dividends thereon. After the payment of the Series A preferred stockholders, the common stockholders will be paid out on a pro-rate basis.

During the year ended December 31, 2019, the Company issued 16,709 shares of Series A Preferred Stock for net proceeds of $49,035,701 and 89 shares of Series A Preferred Stock for services received. Additionally, during the year ended December 31, 2019, 926 shares of Class A common stock and 5,328 shares of Class B common stock were converted to 11,257 shares of Series A Preferred Stock.

Common Stock

On November 1, 2017, the Company converted its legal structure from a limited liability company to a corporation and converted its membership units into shares of common stock at a rate of 1,000 shares per membership unit. The total authorized number of shares of common stock converted was 100,000 shares, comprised of 35,597 shares of Class A common stock and 64,402 shares of Class B common stock.

On May 23, 2019, the Company amended and restated its articles of incorporation and the total authorized common shares increased to 154,503 shares, comprised of 78,000 shares of Class A common stock and 76,503 shares of Class B common stock. The Class A common stockholders have voting rights equivalent to one vote per share of common stock and the Class B common stockholders have no voting rights. Dividends may be paid to the common stockholders out of funds legally available, when declared by the board of directors.

During the year ended December 31, 2019, 926 shares of Class A common stock and 5,328 shares of Class B common stock were converted to 11,257 shares of Series A Preferred Stock.

Warrants

On February 15, 2018, the Company issued a warrant to purchase 1,367 shares of Class B Common Stock at a purchase price of $0.01 per share to an investor in conjunction with a capital investment. The warrant has no expiration date. The fair value on the date of issuance was $5,400 per share for a total fair value of $7,381,800. On May 23, 2019, this warrant was exchanged for a warrant to purchase 2,461 shares of Series A Preferred Stock at a purchase price of $0.01 per share. The exchanged warrant has no expiration date, with a fair value on the date of issuance of $3,000 per share for a total fair value of $7,383,000.

On June 5, 2019, the Company issued a warrant to purchase 667 shares of Series A Preferred Stock at a purchase price of $3,000 per share to an investor in conjunction with a capital investment. The warrant expires on June 6, 2029. The fair value on the date of issuance was $2,078 per warrant for a total fair value of $1,386,026.